Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Interest	$ 15,179	$ 12,369
Borrowings total amount	647,128	511,329	$ 559,121
Statement [Line Items]
Share capital	631,949	498,960
Less than 1 year [Member]
Interest	14,083	11,754
Statement [Line Items]
Share capital	123,253	241,161
Between 1 And 2 Years [Member]
Interest	492	7
Statement [Line Items]
Share capital	49,377	159,384
Between 2 And 3 years [Member]
Interest	604	0
Statement [Line Items]
Share capital	57,675	35,675
Between 3 And 4 years [Member]
Interest	0	608
Statement [Line Items]
Share capital	0	62,740
Between 4 And 5 years [Member]
Statement [Line Items]
Share capital	61,464	0
Later Than Five Years [Member]
Statement [Line Items]
Share capital	$ 340,180	$ 0